                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10555
                                   ---------

                           PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue Of The Americas, New York, New York 10105
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue Of The Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: OCTOBER 31
                         ----------

Date of reporting period: OCTOBER 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

ANNUAL REPORT
10.31.03


PIMCO CORPORATE INCOME FUND

[PCN LISTED NYSE THE NEW STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                               1

Performance Summary and Statistics                   2

Schedule of Investments                           3-11

Statement of Assets and Liabilities                 12

Statement of Operations                             13

Statement of Changes in Net Assets                  14

Statement of Cash Flows                             15

Notes to Financial Statements                    16-22

Financial Highlights                                23

Report of Independent Auditors                      24

Dividend Reinvestment Plan                          25

Tax & Other Information                             26

Board of Trustees                                   27

Privacy Policy                                      28


[PIMCO ADVISORS LOGO]

PIMCO CORPORATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                December 5, 2003

Dear Shareholder:

We are pleased to provide you with the annual report of the PIMCO Corporate Income Fund (the "Fund") for the fiscal year ended October 31, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                    /s/ Brian S. Shlissel


Stephen Treadway                        Brian S. Shlissel
CHAIRMAN                                PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
October 31, 2003 (unaudited)

  SYMBOL:
  PCN

  OBJECTIVE:
  PIMCO Corporate Income Fund seeks to provide high current income. Capital preservation and appreciation are secondary objectives.

  PRIMARY INVESTMENTS:
  U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

  INCEPTION DATE:
  12/21/01

  TOTAL NET ASSETS(1):
  $844.5 million

  PORTFOLIO MANAGERS:
  David Hinman
  Raymond Kennedy

TOTAL RETURN(2):                                     MARKET PRICE      NAV
----------------------------------------------------------------------------
1 Year                                               29.29%            39.55%
Commencement of Operations (12/21/01) to 10/31/03    11.50%            14.29%

[CHART]

WEEKLY COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/21/01) to 10/31/03

                NAV              MARKET PRICE
Dec 21, 2001    $  14.30         $  15.03
Dec 28, 2001    $  14.29         $  15.05
 Jan 4, 2002    $  14.33         $  15.08
Jan 11, 2002    $  14.50         $  15.05
Jan 18, 2002    $  14.48         $  15.15
Jan 25, 2002    $  14.40         $  15.00
 Feb 1, 2002    $  14.40         $  15.04
 Feb 8, 2002    $  14.33         $  15.03
Feb 15, 2002    $  14.21         $  14.99
Feb 22, 2002    $  14.06         $  14.88
 Mar 1, 2002    $  14.05         $  14.85
 Mar 8, 2002    $  13.96         $  15.00
Mar 15, 2002    $  13.81         $  14.79
Mar 22, 2002    $  13.86         $  14.44
Mar 29, 2002    $  13.89         $  14.29
 Apr 5, 2002    $  14.09         $  14.72
Apr 12, 2002    $  14.03         $  14.65
Apr 19, 2002    $  14.11         $  14.65
Apr 26, 2002    $  14.13         $  14.54
Apr 30, 2002    $  14.02         $  14.77
 May 3, 2002    $  14.01         $  14.83
May 10, 2002    $  13.85         $  14.92
May 17, 2002    $  13.71         $  14.74
May 24, 2002    $  13.83         $  14.77
May 31, 2002    $  13.95         $  14.84
 Jun 7, 2002    $  13.94         $  14.88
Jun 14, 2002    $  13.85         $  14.94
Jun 21, 2002    $  13.83         $  14.63
Jun 28, 2002    $  13.20         $  14.76
 Jul 5, 2002    $  12.98         $  14.54
Jul 12, 2002    $  13.05         $  14.52
Jul 19, 2002    $  12.98         $  14.39
Jul 26, 2002    $  12.10         $  13.65
 Aug 2, 2002    $  12.35         $  13.75
 Aug 9, 2002    $  12.23         $  13.44
Aug 16, 2002    $  12.01         $  13.79
Aug 23, 2002    $  12.54         $  13.38
Aug 30, 2002    $  12.69         $  13.55
 Sep 6, 2002    $  12.72         $  14.29
Sep 13, 2002    $  12.82         $  14.50
Sep 20, 2002    $  12.75         $  14.32
Sep 27, 2002    $  12.55         $  14.05
Sep 30, 2002    $  12.54         $  13.95
 Oct 4, 2002    $  12.35         $  14.23
Oct 11, 2002    $  11.84         $  13.38
Oct 18, 2002    $  11.71         $  12.73
Oct 25, 2002    $  11.86         $  12.69
 Nov 1, 2002    $  12.23         $  13.30
 Nov 8, 2002    $  12.71         $  13.50
Nov 15, 2002    $  12.73         $  13.85
Nov 22, 2002    $  13.02         $  13.98
Nov 29, 2002    $  13.00         $  13.99
 Dec 6, 2002    $  13.09         $  13.55
Dec 13, 2002    $  13.10         $  13.62
Dec 20, 2002    $  13.40         $  13.59
Dec 27, 2002    $  13.30         $  13.70
 Jan 3, 2003    $  13.29         $  13.94
Jan 10, 2003    $  13.63         $  14.44
Jan 17, 2003    $  13.58         $  14.41
Jan 24, 2003    $  13.68         $  14.88
Jan 31, 2003    $  13.64         $  14.74
 Feb 7, 2003    $  13.64         $  14.64
Feb 14, 2003    $  13.40         $  14.69
Feb 21, 2003    $  13.60         $  14.60
Feb 28, 2003    $  13.79         $  14.65
 Mar 7, 2003    $  13.93         $  14.73
Mar 14, 2003    $  13.82         $  14.72
Mar 21, 2003    $  13.59         $  14.37
Mar 28, 2003    $  13.91         $  14.60
 Apr 4, 2003    $  14.17         $  14.81
Apr 11, 2003    $  14.12         $  14.93
Apr 18, 2003    $  14.35         $  14.88
Apr 25, 2003    $  14.65         $  14.95
 May 2, 2003    $  14.90         $  15.14
 May 9, 2003    $  15.06         $  15.15
May 16, 2003    $  15.03         $  15.14
May 23, 2003    $  15.14         $  15.14
May 30, 2003    $  15.21         $  15.30
 Jun 6, 2003    $  15.39         $  15.62
Jun 13, 2003    $  15.58         $  15.75
Jun 20, 2003    $  15.48         $  15.56
Jun 27, 2003    $  15.36         $  15.71
 Jul 7, 2003    $  15.32         $  15.83
Jul 11, 2003    $  15.34         $  15.45
Jul 18, 2003    $  15.18         $  14.83
Jul 25, 2003    $  15.05         $  15.12
 Aug 1, 2003    $  14.51         $  14.02
 Aug 8, 2003    $  14.64         $  14.55
Aug 15, 2003    $  14.30         $  13.94
Aug 22, 2003    $  14.61         $  14.03
Aug 29, 2003    $  14.71         $  14.11
 Sep 5, 2003    $  14.87         $  14.44
Sep 12, 2003    $  14.92         $  14.67
Sep 19, 2003    $  15.12         $  14.84
Sep 26, 2003    $  15.23         $  14.86
 Oct 3, 2003    $  15.20         $  15.16
Oct 10, 2003    $  15.19         $  15.00
Oct 17, 2003    $  15.24         $  15.05
Oct 24, 2003    $  15.36         $  15.22
Oct 31, 2003    $  15.38         $  15.43

PORTFOLIO STATISTICS:

Market Price                                       $ 15.43
----------------------------------------------------------
Net Asset Value                                    $ 15.38
----------------------------------------------------------
Market Price Yield(3)                                 8.26%
----------------------------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2003.

PIMCO CORPORATE INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--89.0%

CORPORATE BONDS & NOTES - 75.1%

AIRLINES - 7.1%
              American Airlines, Inc., pass thru certificates,
$      3,619    6.978%, 4/1/11                                                 Baa2/A-       $  3,646,492
       2,000    7.024%, 10/15/09, Ser. 99-1                                   Baa3/BBB+         1,993,702
              Continental Airlines, Inc., pass thru certificates,
      10,000    6.503%, 6/15/11, Ser. 01-1                                     Baa3/A          10,035,923
       3,035    7.056%, 9/15/09, Ser. 99-2                                     Baa3/A           3,024,345
       3,000    7.487%, 10/2/10, Ser.00-2                                      Baa3/A           3,022,875
      10,000  Delta Airlines, Inc., pass thru certificates,
                7.57%, 11/18/10, Ser. 00-1                                     Baa2/A          10,298,975
       4,413  Northwest Airlines Corp., pass thru certificates,
                7.575%, 3/1/19, Ser. 992A                                      Baa2/A+          4,556,782
              United Airlines, Inc., pass thru certificates,
       6,500    6.201%, 9/1/08, Ser. 01-1                                     Baa3/BBB-         5,437,939
       4,908    7.186%, 4/1/11, Ser. 00-2                                     Baa3/BBB-         4,210,891
       5,600    7.73%, 7/1/10, Ser. 00-1                                      Baa3/BBB-         4,513,761
         700  United Airlines, Inc., 10.36%, 11/13/12,
                Ser. 91C (a) (f)                                                Ca/D              306,250
              US Airways, Inc., pass thru certificates,
       7,871    6.76%, 4/15/08, Ser. A                                         Baa3/B+          6,857,272
       2,634    6.85%, 1/30/18, Ser. 98-1                                       Baa3/A          2,469,490
         871    8.36%, 1/20/19, Ser 99-1                                       Baa3/A+            845,956
                                                                                             ------------
                                                                                               61,220,653
                                                                                             ============
AUTOMOTIVE - 1.7%
       2,000  Auburn Hills Trust, 12.375%, 5/1/20                               A3/BBB          2,808,856
       3,000  Ford Motor Co., 7.45%, 7/16/31                                   Baa1/BBB         2,702,259
       5,000  General Motors Corp. 8.375%, 7/5/33                              Baa1/BBB         6,227,897
       1,000  Hertz Corp., 7.625%, 6/1/12                                      Baa2/BBB         1,006,773
       1,500  Hyundai Auto Receivables Trust,
                4.06%, 10/15/10 Ser. 2003-A                                    Baa2/BBB         1,499,858
                                                                                             ------------
                                                                                               14,245,643
                                                                                             ============
BANKING - 1.1%
       5,500  Colonial Bank, 9.375%, 6/1/11                                    Ba1/BBB-         6,305,458
       1,000  Riggs Capital Trust, 8.625%, 12/31/26, Ser. A                     Ba2/B+          1,015,000
       1,750  Riggs National Corp., 9.65%, 6/15/09                             Ba2/BB-          1,881,250
                                                                                             ------------
                                                                                                9,201,708
                                                                                             ============
CHEMICALS - 0.7%
       3,970  Arco Chemical Co., 9.375%-10.25%, 12/15/05-11/1/10               Ba3/BB-          4,029,418
       2,250  Equistar Chemical L.P., 8.75%-10.125%, 9/1/08-2/15/09             B1/BB-          2,305,000
                                                                                             ------------
                                                                                                6,334,418
                                                                                             ============
CONTAINERS - 0.4%
       3,000  Ball Corp., 6.875%, 12/15/12
                (acquired 7/25/03; cost-$3,060,000) (b) (c)                     Ba3/BB          3,142,500
                                                                                             ------------
DIVERSIFIED MANUFACTURING - 0.5%
       3,574  Tyco International Group SA.,
                4.375%-6.75%, 11/19/04-2/15/11                                 Ba2/BBB-         4,014,188
                                                                                             ------------
ELECTRONICS - 1.5%
       4,500  BRL Universal Equipment Corp., 8.875%, 2/15/08                   Ba3/BB-          4,882,500

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
ELECTRONICS (CONCLUDED)
$      7,650  Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11        Ba1/BB-      $  8,376,750
                                                                                             ------------
                                                                                               13,259,250
                                                                                             ============
ENERGY - 4.8%
       5,238  East Coast Power LLC,
                6.737%-7.066, 3/31/08-3/31/12, Ser. B                           Ba2/BB+         5,369,338
       1,000  Edison Mission Energy, 7.73%, 6/15/09                               B2/B            860,000
         600  El Paso Corp., 6.75%, 5/15/09                                      Caa1/B           513,000
       5,000  MidAmerican Energy Hldgs., 5.875%, 10/1/12                       Baa3/BBB-        5,182,335
       2,000  Northern State Pwr., 8.00%, 8/28/12, Ser. B                       A3/BBB+         2,438,130
       1,850  PG&E Gas Transmission, 7.10%, 6/1/05                               B2/CC          1,889,313
         250  Transcontinental Gas Pipe Corp., 8.875%, 7/15/12                   B1/B+            293,750
       1,000  TXU Corp., 6.375%, 6/15/06, Ser. J                                Ba1/BBB-        1,065,000
       7,250  TXU Energy Co., 7.00%, 3/15/13
                (acquired 3/6/03, cost-$7,250,000) (b) (c)                      Baa2/BBB        7,969,367
      15,000  Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32                  B3/B+         15,295,000
                                                                                             ------------
                                                                                               40,875,233
                                                                                             ============
FINANCIAL SERVICES - 4.0%
       8,747  Beaver Valley Funding Corp., 8.625%-9.00%, 6/1/07-6/1/17         Baa3/BBB-       10,173,180
       1,000  BlueWater Finance Ltd., 10.25%, 2/15/12                             B1/B          1,025,000
       1,445  Cypress Tree Investment Partners I Ltd.,
                1.55%, 10/15/09, Ser. REGB                                       A2/AA          1,300,576
      10,000  General Motors Acceptance Corp.,
                6.125%-6.875%, 8/28/07-9/15/11                                   A2/BBB        10,437,505
         750  Goldman Sachs Group, 6.125%, 2/14/17, Ser. EMTN                    Aa3/A+         1,299,026
       1,300  Mizuho JGB Investment LLC 9.87%, 12/1/49
                (acquired 5/16/03; cost-$1,380,800) (b) (c)                     Baa3/B+         1,444,852
         300  Mizuho Preferred Capital Co.,LLC, 8.79%, 12/1/49
                (acquired 8/26/03; cost-$299,070) (b) (c)                       Baa3/B+           322,500
       5,000  Sets Trust No. 2002-3, 8.85%, 4/2/07
                (acquired 3/5/02; cost-$5,000,000) (a) (b) (c) (e)               NR/NR          5,558,406
       2,750  STEERS-2002-26 Cox, 4.38%, 5/19/05
                (acquired 6/24/02; cost-$2,750,000) (a) (b) (c) (d) (e)          NR/NR          2,638,587
                                                                                             ------------
                                                                                               34,199,632
                                                                                             ============
FINANCING - 2.1%
       3,500  Ford Motor Credit Co., 5.80%-7.00%, 2/1/06-10/1/13                 A3/BBB         3,491,545
       1,741  Midland Funding II, 11.75%, 7/23/05, Ser. A                       Ba3/BB-         1,941,482
              Pemex Proj. Master Trust
         550    8.00%-8.625%, 11/15/11-2/1/22                                  Baa1/BBB-          609,000
       2,000    8.625%, 2/1/22 (acquired 8/7/03; cost-$2,100,282) (c)          Baa1/BBB-        2,190,000
      10,000  TIERS Principal Protected Trust, 8.41%,
                3/22/07 (a) (b) (e) (i)                                         Ba3/BB-        10,236,869
                                                                                             ------------
                                                                                               18,468,896
                                                                                             ============
FOOD SERVICES - 0.0%
         300  Yum! Brands, Inc., 7.45%, 5/15/05                                 Ba1/BB+           322,500
                                                                                             ------------
HEALTHCARE & HOSPITALS - 2.9%
       2,500  Beverly Enterprises, Inc., 9.00%, 2/15/06                          B1/B+          2,562,500
       5,470  HCA Inc., 9.00%, 12/15/04, Ser. MTN                               Ba1/BBB-        6,408,882
              Healthsouth Corp.,
       4,000    3.25%, 4/1/49 (d) (f)                                            WR/NR          3,440,000
       7,000    7.00%-8.375%, 6/15/08-10/1/11 (f)                                Caa2/D         6,200,000

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
HEALTHCARE & HOSPITALS (CONCLUDED)
$      1,510  Manor Care, Inc., 8.00%, 3/1/08                                   Ba1/BBB      $  1,694,975
       5,000  Tenet Healthcare Corp., 6.375%, 12/01/11                           Ba3/BB         4,662,500
                                                                                             ------------
                                                                                               24,968,857
                                                                                             ============
HOTELS/GAMING - 4.8%
       2,000  Hilton Hotels Corp., 7.625%, 12/1/12                              Ba1/BBB-        2,222,500
       1,500  Host Marriot LP, 9.50%, 1/15/07, Ser. I                            Ba3/B+         1,668,750
         900  Jupiters Ltd., 8.50%, 3/1/06                                      Ba2/BB+           987,750
              Mandalay Resort Group
       1,766    6.45%-6.70%, 2/1/06-11/15/96                                    Ba2/BB+         1,828,517
       1,000    6.50%, 7/31/09 (acquired 7/22/03; cost $1,000,000) (b) (c)      Ba2/BB+         1,036,250
         500    9.375%, 2/15/10                                                 Ba3/BB-           578,750
      12,640  MGM Mirage, Inc., 6.625%-8.500%, 2/1/05-9/15/10                   Ba1/BB+        14,098,101
              Park Place Entertainment Corp.,
       4,000    7.875%-8.125%, 12/15/05-5/15/11                                 Ba2/BB+         4,322,500
       3,000    8.50%, 11/15/06                                                 Ba1/BB+         3,322,500
              Starwood Hotels & Resorts,
         175    6.75%, 11/15/05                                                 Ba1/BBB-          185,500
       7,880    7.375%, 5/15/07-11/15/15                                        Ba1/BB+         8,442,600
       2,000    7.875%, 5/1/12                                                  Ba1/BB+         2,220,000
                                                                                             ------------
                                                                                               40,913,718
                                                                                             ============
INSURANCE - 0.2%
       1,500  Residential Reinsurance Ltd., 6.09%, 6/8/06
                (acquired 3/3/03; cost-$1,146,422) (b) (c)                      Ba2/BB+         1,501,125
                                                                                             ------------
MANUFACTURING - 0.1%
         500  Dresser, Inc., 9.375%, 4/15/11                                      B2/B            516,250
                                                                                             ------------
MEDICAL PRODUCTS - 0.1%
       1,000  Fresenius Medical Care AG, 7.875%, 6/15/11                        Ba2/BB-         1,060,000
                                                                                             ------------
MISCELLANEOUS - 3.1%
       5,142  Cedar Brakes II LLC., 9.875%, 9/1/13                               Caa1/B         5,219,079
         500  Hutchinson Whampoa International Ltd., 6.50%, 2/13/13
                (acquired 9/12/03; cost-$508,914) (c)                            A3/A-            521,858
       3,465  HYDI 100, 8.00%, 6/20/08
                (acquired 9/23/03; cost-$3,496,912) (b) (c) (i)                  B2/NR          3,551,625
       8,900  Merit Securities Corp., 7.88%, 12/28/33 (d)                        Aaa/NR         8,937,276
       4,547  Small Business Administration, 6.44%, 6/1/21                       NA/NR          4,920,180
       2,990  Tokai Preferred Capital Co LLC., 9.98%, 12/29/49
                (acquired 5/16/03-8/25/03; cost-$3,170,125) (b) (c)             Baa3/B+         3,361,203
                                                                                             ------------
                                                                                               26,511,221
                                                                                             ============
MULTI-MEDIA - 6.0%
      13,000  AOL Time Warner Inc., 6.875%-7.70%, 5/1/12-5/1/32                Baa1/BBB+       14,619,542
       5,105  British Sky Broadcasting Group,
                6.875%-7.30%, 10/15/06-7/15/09                                  Ba1/BB+         5,638,066
       1,000  CF Cable TV, Inc., 9.125%, 7/15/07                                Ba3/BB-         1,062,500
       2,455  Charter Communications Holdings LLC, 8.25%, 4/1/07                Ca/CCC-         2,221,775
         925  Continental Cablevision, Inc., 9.00%, 9/1/08                      Baa3/BBB        1,112,116
       6,625  CSC Holdings Inc., 7.625%-8.125%, 7/15/08-4/1/11, Ser. B           B1/BB-         6,903,125
       1,000  CSC Holdings Inc., 7.25%, 7/15/08                                  B1/BB-         1,005,000
       7,450  News America Holdings Inc., 7.43%, 10/1/26                       Baa3/BBB-        8,518,628
       1,610  News America, Inc., 6.75%, 1/9/38                                Baa3/BBB-        1,796,282

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
MULTI-MEDIA (CONCLUDED)
$      5,500  Time Warner Inc., 6.625%- 9.125%, 1/15/13-5/15/29                Baa1/BBB+     $  6,770,326
       2,000  Univision Communications, Inc., 7.85%, 7/15/11                   Baa3/BBB-        2,356,616
                                                                                             ------------
                                                                                               52,003,976
                                                                                             ============
OIL & GAS - 7.2%
       1,000  AmeriGas Partners, L.P., 8.875%, 5/20/11                           B2/BB-         1,090,000
       1,000  Baltimore Gas & Electric Company, 5.20%, 6/15/33                  A2/BBB+           880,854
         600  Barrett Resources Corp., 7.55%, 2/1/07                             B3/B+            643,500
       1,000  BP Amoco PLC, 10.875%, 7/15/05                                    Aa1/AA+         1,146,998
       2,000  Cheaspeake Energy Corp., 8.375%, 11/1/08                          Ba3/BB-         2,200,000
      10,500  Coastal Corp., 6.375%-7.75%, 9/1/08-6/15/10                        Caa1/B         8,933,750
       2,000  Florida Gas Transmission, 7.00%, 7/17/12
                (acquired 2/10/03; cost-$2,125,517) (b) (c)                     Baa2/BBB        2,048,722
       3,000  Forest Oil Corp., 8.00%, 6/15/08-12/15/11                          Ba3/BB         3,235,000
       3,750  Hanover Equip. Trust, 8.50%, 9/1/08                                B2/B+          3,862,500
       4,915  Pioneer Natural Resource Co., 6.50%-8.25%, 8/15/07-1/15/08        Ba1/BB+         5,503,803
       1,300  Pogo Producing Co., 8.25%-8.75%, 5/15/07-4/15/11, Ser. B           Ba3/BB         1,443,000
              Reliant Energy Resources Corp.,
       9,200    6.50%-7.75%, 2/1/08-2/15/11                                     Ba1/BBB         9,937,266
       1,700    8.125%, 7/15/05, Ser. B                                         Ba1/BBB         1,830,625
         300  SESI LLC, 8.875%, 5/15/11                                          B1/BB-           324,000
       2,000  USX Corp., 9.375%, 2/15/12                                       Baa1/BBB+        2,545,456
       5,000  Valero Energy Corp., 6.875%, 4/15/12                              Baa3/BBB        5,500,890
       5,000  Weatherford International, Inc., 6.625%, 11/15/11                Baa1/BBB+        5,386,205
       1,515  Western Gas Resources, Inc., 10.00%, 6/15/09                      Ba3/BB-         1,624,838
       3,500  XTO Energy Inc. 6.25%, 4/15/13                                     Ba2/BB         3,670,625
                                                                                             ------------
                                                                                               61,808,032
                                                                                             ============
PAPER - 2.3%
       9,000  Boise Cascade Corp., 7.315%-9.45%, 2/1/08-11/1/09
              Georgia-Pacific Corp.,                                            Ba2/BB+         9,803,290
       7,000    8.125%-9.50%, 5/15/11-6/15/23                                   Ba3/BB+         7,223,750
       2,500    8.125%, 6/15/23                                                  Ba3/NA         2,437,500
         500  International Paper Co., 6.75%, 9/1/11                            Baa2/BBB          553,088
                                                                                             ------------
                                                                                               20,017,628
                                                                                             ============
PIPELINES - 0.5%
              Dynergy-Roseton Danskamme,
       1,750    7.27%, 11/08/10, Ser A                                           Caa2/B         1,733,594
       3,000    7.67%, 11/08/16, Ser B                                           Caa2/B         2,701,875
                                                                                             ------------
                                                                                                4,435,469
                                                                                             ============
PRINTING/PUBLISHING - 1.4%
       2,650  Garden State Newspapers, Inc., 8.75%, 10/1/09, Ser. B              B2/B+          2,746,062
              Quebecor World Inc.,
       4,000    7.75%, 2/15/09                                                 Baa2/BBB-        4,181,872
       4,750    6.125%, 11/15/13 (acquired 10/29/03;
                  cost-$4,714,423) (a) (b) (c)                                 Baa2/BBB-        4,740,122
                                                                                             ------------
                                                                                               11,668,056
                                                                                             ============
REAL ESTATE - 0.3%
       2,500  Healthcare Inc., LP-REIT, 6.00%, 11/15/13                        Baa3/BBB-        2,497,875
                                                                                             ------------
RETAIL - 0.3%
       3,000  Ingles Markets, Inc., 8.875%, 12/1/11                              Ba3/B+         2,902,500
                                                                                             ------------

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 14.5%
$      7,500  AT&T Corp., 7.30%, 11/15/11                                      Baa2/BBB+     $  8,514,945
      10,000  AT&T Wireless Services Inc., 7.875%-8.75%, 3/1/11-3/1/31          Baa2/BBB       11,756,870
       8,000  Citizens Communications Co., 7.6%-9.25%, 6/1/06-5/15/11           Baa2/BBB        9,586,419
         500  Comcast Corp., 6.50%, 1/15/15                                     Baa3/BBB          536,958
      15,000  Deutsche Telekom International, 8.00%, 6/15/10                   Baa3/BBB+       18,080,880
       1,950  Echostar Broadband Corp., 10.375%, 10/1/07                        Ba3/BB-         2,162,062
       1,950  Echostar DBS Corp., 9.125%, 1/15/09                               Ba3/BB-         2,203,500
      10,000  France Telecom, 7.75%, 3/1/11                                    Baa3/BBB-       12,084,300
       3,600  Orange plc, 9.00%, 6/1/09                                         Baa3/BBB        3,893,653
              Panamsat Corp.,
       3,250    6.125%-6.375%, 1/15/05-1/15/08                                  Ba2/BB-         3,335,938
       4,000    8.50%, 2/1/12                                                    Ba3/B-         4,330,000
         750  PCCW Capital No 2 Ltd., 6.00%, 7/15/13
                (acquired 7/10/03; cost-$746,572) (b) (c)                       Baa2/BBB          750,467
      12,860  Quest Capital Funding, 7.25%, 2/15/11                            Caa2/CCC+       12,024,100
       5,000  Qwest Communications International, Inc.,
                7.50%, 11/1/08, Ser. B                                         Caa1/CCC+        4,875,000
       3,100  Rogers Cantel Inc., 9.375%, 6/1/08                                Ba3/BB+         3,258,875
      23,400  Sprint Capital Corp. (FON Group),
                6.125%-7.625%, 11/15/08-11/15/28                               Baa3/BBB-       24,711,053
              WorldCom Inc.
       5,000    7.375%, 1/15/06
                  (acquired 8/21/02; cost-$5,000,000) (b) (c) (f)                WR/NR          1,850,000
       2,860    7.50%, 5/15/11 (d) (f)                                           WR/NR          1,058,200
                                                                                             ------------
                                                                                              125,013,220
                                                                                             ============
UTILITIES - 5.3%
       2,000  CMS Energy Corp., 8.90%, 7/15/08                                   Ba3/B+         2,120,000
         500  Consumers Energy, Inc., 6.375%, 2/1/08
                (acquired 2/19/03; cost-$505,053) (b) (c)                      Baa3/BBB-          544,723
       1,500  Dayton Power & Light Co., 5.125%, 10/1/13
                (acquired 9/24/03; cost-$1,494,234) (b) (c)                     Baa1/BBB        1,508,022
       1,250  DPL Inc., 6.875%, 9/1/11                                          Ba1/BBB-        1,307,354
       4,500  Kansas Gas & Electric Co., 6.20%, 1/15/06                         Ba1/BB+         4,696,875
       4,000  Midwest Generation, Inc., pass thru certificates,
                8.56%, 1/2/16, Ser B                                              B2/B          3,940,000
       5,000  NRG Energy, Inc., 7.75%, 4/1/11 (a) (f)                             WR/D          2,550,000
       7,960  PSEG Energy Holdings, 8.50%-8.625%, 2/15/08-6/15/11               Ba3/BB-         8,185,850
      14,745  South Point Energy Center, 8.40%, 5/30/12
                (acquired 12/21/01-7/18/03; cost-$13,135,333) (b) (c)             B2/B         13,722,020
       1,000  Southern California Edison Co., 8.00%, 2/15/07
                (acquired 9/22/03; cost-$1,115,525) (c)                          Ba2/BB         1,123,278
       3,500  Tucson Electric Power, 7.50%, 8/1/08, Ser. B                      Ba2/BBB-        3,613,750
       2,000  Westar Energy Inc., 8.50%, 7/1/22                                 Ba1/BBB-        2,087,500
                                                                                             ------------
                                                                                               45,399,372
                                                                                             ============
WASTE DISPOSAL - 2.2%
       3,745  Allied Waste North America,
                7.625%-8.500%, 1/1/06-12/1/08, Ser. B                           Ba3/BB-         4,070,187
      13,000  Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11              Baa3/BBB       15,061,433
                                                                                             ------------
                                                                                               19,131,620
                                                                                             ============
Total Corporate Bonds & Notes (cost-$633,079,839)                                             645,633,540
                                                                                             ============

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 8.8%

BRAZIL - 0.5%
$      4,390  Federal Republic, 8.00%, 4/15/14                                   B2/B+       $  4,110,335
                                                                                             ------------
CHILE - 0.0%
         200  Republic of Chile, 5.50%, 1/15/13.                                Baa1/A-           205,160
                                                                                             ------------
COLUMBIA - 0.4%
       2,900  Republic of Columbia, 10.00%-10.50%, 7/9/10-1/23/12                Ba2/BB         3,145,000
                                                                                             ------------
GUATEMALA - 0.4%
       3,000  Republic of Guatemala, 9.25%, 8/1/13
                (acquired 10/8/03; cost-$3,220,549) (b) (c)                      Ba2/BB-        3,195,000
                                                                                             ------------
MEXICO - 2.5%
      18,950  United Mexican States, 8.00%-8.375%, 1/14/11-8/15/31             Baa2/BBB-       21,360,900
                                                                                             ------------
PANAMA - 1.5%
      11,595  Republic of Panama, 9.375%-9.625%, 2/8/11-7/23/12                  Ba1/BB        13,252,995
                                                                                             ------------
PERU - 1.9%
      14,090  Republic of Peru, 9.125%-9.875%, 2/21/12-2/6/15                   Ba3/BB-        16,278,525
                                                                                             ------------
RUSSIA - 0.5%
       4,505  Russian Federation, 5.00%, 3/31/30, Ser. REGS                      Ba3/BB         4,196,408
                                                                                             ------------
SOUTH AFRICA - 1.1%
       8,120  Republic of South Africa, 7.375%-9.125%, 5/19/09-4/25/12          Baa2/BBB        9,825,000
                                                                                             ------------
Total Sovereign Debt Obligations (cost-$74,146,969)                                            75,569,323
                                                                                             ============

LOAN PARTICIPATIONS (a) (c) (g) - 2.7%

CONTAINERS - 0.2%
       1,687  Stone Container Corp., 3.875%, 6/30/09 (Deutshe Bank
                Trust Co.) (acquired 7/18/02; cost-$1,687,309)                    NR/NR         1,700,596
                                                                                             ------------
ENERGY - 0.6%
       5,000  AES Corp. 5.13%-5.32%, 7/29/08 (Bank of America)
                (acquired 7/28/03; cost-$4,980,937)                               NR/NR         5,049,104
                                                                                             ------------
METALS - 0.3%
       2,985  Silgan Holdings Inc., 3.87%, 11/30/08
                (Deutsche Bank Trust Co.,
                Morgan Stanley Senior Funding, Inc.)
                (acquired 7/3/02-7/9/02; cost-$2,990,095)                         NR/NR         3,007,388
                                                                                             ------------
MULTI-MEDIA - 0.4%
              Adelphia Century Cable,
       1,000    4.87%, 6/30/09 (Bank of America)
                (acquired 2/27/02; cost-$993,358)                                 NR/NR           926,500
       1,500    4.99%, 6/30/09 (Morgan Stanley Senior Funding, Inc.)
                (acquired 2/27/02; cost-$1,490,037)                               NR/NR         1,389,750
       1,347  Western Resources, Inc. 4.875%, 6/5/05
                (JPMorgan Chase Bank) (acquired 6/4/02; cost-$1,346,509)          NR/NR         1,353,242
                                                                                             ------------
                                                                                                3,669,492
                                                                                             ============
PRINTING/PUBLISHING - 0.8%
       2,758  Readers Digest Association Inc., 4.16%-4.38%, 5/15/08
                (JPMorgan Chase Bank) (acquired 7/2/02; cost-$2,760,483)          NR/NR         2,758,224

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
PRINTING/PUBLISHING (CONCLUDED)
$      3,970  RH Donnelley Corp., 7.25%, 6/30/10
                (Deutsche Bank Trust Co.)
                (acquired 12/4/02-8/1/03; cost-$3,940,523)                        NR/NR      $  4,045,541
                                                                                             ------------
                                                                                                6,803,765
                                                                                             ============
TELECOMMUNICATIONS - 0.4%
       1,756  Dex Media East LLC, 5.56%, 6/30/09 (JPMorgan Chase Bank)
                (acquired 10/31/02-5/9/03; cost-$1,740,705)                       NR/NR         1,781,185
       1,500  Qwest Corp., 6.50%, 6/30/07 (Credit Suisse First Boston)
                (acquired 6/18/03; cost-$1,528,908)                               NR/NR         1,544,063
                                                                                             ------------
                                                                                                3,325,248
                                                                                             ============
Total Loan Participations (cost-$23,458,864)                                                   23,555,593
                                                                                             ============

U.S. GOVERNMENT AGENCY SECURITIES - 1.8%

      15,000  Fannie Mae 5.5%, 12/1/99 (cost-$15,393,750)                                      15,445,320
                                                                                             ------------

PREFERRED STOCK - 0.6%

          46  CSC Holdings Inc., 11.125%, 4/1/08 (cost $4,207,563)                B3/B          4,830,000
                                                                                             ------------
Total Long-Term Investments (cost-$750,286,985)                                               765,033,776
                                                                                             ============

SHORT-TERM INVESTMENTS--11.0%

CORPORATE NOTES - 7.1%

AIRLINES - 0.4%
       4,011  United Airlines, Inc., pass thru certificates,
                2.02625%, 3/2/04, Ser. 97A, (d)                                   WR/B          3,228,729
                                                                                             ------------
AUTOMOTIVE - 0.2%
       2,000  DaimlerChrysler NA Holding Corp.,
                1.94%, 12/29/03, Ser. MTND                                       A3/BBB         1,997,530
                                                                                             ------------
BANKING - 0.5%
       4,700  Rabobank Nederland, 1.04%, 1/22/04 Ser. YCD                        Aaa/AAA        4,686,984
                                                                                             ------------
ENERGY - 0.9%
       7,185  Williams Cos., Inc., 9.25%, 3/15/04                                 B3/B+         7,391,569
                                                                                             ------------
ELECTRONICS - 0.9%
       7,690  Edison International, Inc., 6.875%, 9/15/04                         B3/B-         7,968,763
                                                                                             ------------
FINANCIAL SERVICES - 1.0%
       1,500  ABN AMRO North America, 1.07%, 1/14/04                              NR/NR         1,496,640
       3,000  General Motors Acceptance Corp.,
                2.41%, 1/20/04 Ser. MTN (e)                                      A3/BBB         2,994,962
       3,000  Redwood Capital II Ltd., 4.16%, 1/1/04
                (acquired 3/21/02; cost-$3,000,000) (a) (b) (c) (d)             Baa3/BBB-       2,999,490
       1,500  Shell Finance UK plc, 2.07%, 11/28/03, Ser. EMTN                   Aaa/AAA        1,496,595
                                                                                             ------------
                                                                                                8,987,687
                                                                                             ============
FINANCING - 0.4%
       3,000  Bombardier Capital, Inc., 7.50%, 8/15/04
                (acquired 5/7/03; cost-$3,007,133) (b) (c)                      Baa3/BBB-       3,135,000
                                                                                             ------------
HOTELS/GAMING - 0.0%
         300  Starwood Hotels & Resorts, 6.75%, 11/15/03                        Ba1/BBB-          300,000
                                                                                             ------------

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)*       VALUE**
---------------------------------------------------------------------------------------------------------
MACHINERY - 0.2%
$      2,000  Case Corp., 6.25%, 12/1/03, Ser. B                                 Ba3/BB-     $  2,000,000
                                                                                             ------------
MISCELLANEOUS - 0.5%
       2,000  Gemstone Investors Ltd., 7.71%, 10/31/04
                (acquired 5/8/02; cost-$2,007,053) (b) (c)                       Caa1/B         2,012,500
       1,000  HBOS Treasury Services plc, 3.952%, 2/2/04, Ser. EMTN              Aa2/AA           997,470
       1,000  Trinom Ltd., 9.14%, 6/18/04, Ser. A1
                (acquired 9/24/03; cost-$1,011,634) (b) (c)                       NR/BB         1,008,630
                                                                                             ------------
                                                                                                4,018,600
                                                                                             ============
WASTE DISPOSAL - 0.1%
         525  Allied Waste North America, 7.375%, 1/1/04, Ser. B                 Ba3/BB-          528,937
                                                                                             ------------
TELECOMMUNICATIONS - 0.1%
         500  Cincinnati Bell Tel., 6.240%, 12/30/03, Ser. MTN                   Ba2/NR           502,500
                                                                                             ------------
UTILITIES - 1.9%
      15,820  Pinnacle One Partners LP, 8.83%, 8/15/04
                (acquired 1/25/02-3/10/03; cost-$15,744,407) (b) (c)             Ba2/BB+       16,472,575
                                                                                             ------------
Total Corporate Notes (cost-$49,922,605)                                                       61,218,874
                                                                                             ============

SOVEREIGN DEBT OBLIGATIONS - 0.6%

BRAZIL - 0.6%
       5,020  Federal Republic, 2.00%, 4/15/04, Ser. EI-L
                (cost-$4,781,611)                                                 B2/B+         4,907,050
                                                                                             ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 2.0%

       6,600  Fannie Mae, 1.085%-1.135%, 3/3/04-3/10/04                                         6,574,213
      10,800  Freddie Mac, 1.075%-1.1%, 3/10/04-4/1/04                                         10,750,566
                                                                                             ------------
Total U.S. Government Agency Discount Notes (cost-$17,326,433)                                 17,324,779
                                                                                             ============
U.S. TREASURY BILLS (j) - 0.8%

       7,070  1.150%-1.155%, 12/4/03-12/11/03 (cost-$7,063,332)                  AAA/Aaa        7,063,332
                                                                                             ------------
REPURCHASE AGREEMENT - 0.5%

       4,376  State Street Bank & Trust Co.
                dated 10/31/03, 0.80%, due 11/3/03,
                proceeds:$4,376,383; collateralized by Fannie Mae,
                8/30/04, valued at $4,467,920 (cost-$4,376,000)                                 4,376,000
                                                                                             ------------
Total Short-Term Investments (cost-$83,469,981)                                                94,890,035
                                                                                             ============

TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
  (cost-$833,756,966+) - 100.0%                                                               859,923,811
                                                                                             ============

CALL OPTIONS WRITTEN (h) - (0.0)%

CONTRACTS
------------
      (7,450) News America Holdings, strike price $100, expires 10/1/06
                (premium received-$0)                                                            (325,416)
                                                                                            -------------

TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$833,756,966) - 100.0%                 $ 859,598,395
                                                                                            =============

NOTES TO SCHEDULE OF INVESTMENTS:

*   Unaudited
** Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Illiquid security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2003, these securities amounted to $94,750,555 or 11.2% of net assets.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $111,904,415 or 13.3% of net assets.
(d) Floating Rate Security. Interest rate shown is the rate in effect at October 31, 2003.
(e) Fair valued security; the aggregate value of such securities is $21,428,824 or 2.5% of net assets.
(f) Security in default.
(g) Participation interests were acquired through the financial institution indicated parenthetically.
(h) Non-income producing security.
(i) Credit-Linked Trust Certificate
(j) All or partial amount segregated as initial margin on futures contracts.
+ The cost basis of portfolio securities for federal income tax purposes is $833,791,041. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $42,250,994; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $16,118,224; net unrealized appreciation for federal income tax purposes is $26,132,770.

GLOSSARY:

HYDI - JPMorgan High Yield Debt Index
NR - Not Rated
REIT - Real Estate Investment Trust
TRACERS - Traded Custody Receipts
WR - Withdrawn Rating

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS:
Investments, at value (cost-$833,756,966)                                                 $   859,923,811
----------------------------------------------------------------------------------------  ---------------
Cash                                                                                                  907
----------------------------------------------------------------------------------------  ---------------
Interest receivable                                                                            15,567,300
----------------------------------------------------------------------------------------  ---------------
Receivable for investments sold                                                                 2,884,208
----------------------------------------------------------------------------------------  ---------------
Unrealized appreciation on swaps                                                                  277,777
----------------------------------------------------------------------------------------  ---------------
Interest receivable from swaps                                                                     67,778
----------------------------------------------------------------------------------------  ---------------
Receivable for variation margin on futures contracts                                               22,500
----------------------------------------------------------------------------------------  ---------------
Prepaid expenses                                                                                   15,313
----------------------------------------------------------------------------------------  ---------------
 Total Assets                                                                                 878,759,594
========================================================================================  ===============

LIABILITIES:
Payable for investments purchased                                                              24,105,731
----------------------------------------------------------------------------------------  ---------------
Reverse repurchase agreement                                                                    4,683,000
----------------------------------------------------------------------------------------  ---------------
Dividends payable to common and preferred shareholders                                          3,789,509
----------------------------------------------------------------------------------------  ---------------
Unrealized depreciation on swaps                                                                  734,920
----------------------------------------------------------------------------------------  ---------------
Investment management fee payable                                                                 392,334
----------------------------------------------------------------------------------------  ---------------
Options written, at value (premium received-$0)                                                   325,416
----------------------------------------------------------------------------------------  ---------------
Interest payable from swaps                                                                        78,417
----------------------------------------------------------------------------------------  ---------------
Net unrealized depreciation on forward foreign currency contracts                                  43,868
----------------------------------------------------------------------------------------  ---------------
Accrued expenses                                                                                  152,134
----------------------------------------------------------------------------------------  ---------------
  Total Liabilities                                                                            34,305,329
----------------------------------------------------------------------------------------  ---------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
  TO AN AGGREGATE OF 12,000 SHARES ISSUED AND OUTSTANDING)                                    300,000,000
----------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $   544,454,265
========================================================================================  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
  Par value ($0.00001 per share, applicable to 35,408,265 shares issued and outstanding)  $           354
----------------------------------------------------------------------------------------  ---------------
  Paid-in-capital in excess of par                                                            502,257,540
----------------------------------------------------------------------------------------  ---------------
Undistributed net investment income                                                             5,752,193
----------------------------------------------------------------------------------------  ---------------
Accumulated net realized gain on investments                                                   11,201,141
----------------------------------------------------------------------------------------  ---------------
Net unrealized appreciation of investments, swaps, futures contracts, options written
  and foreign currency transactions                                                            25,243,037
----------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $   544,454,265
----------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE PER COMMON SHARE                                                          $         15.38
========================================================================================  ===============

                            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
Year ended October 31, 2003

INVESTMENT INCOME:
Interest                                                                                  $    60,887,367
----------------------------------------------------------------------------------------  ---------------
Dividend                                                                                          383,813
----------------------------------------------------------------------------------------  ---------------
TOTAL INVESTMENT INCOME                                                                        61,271,180
========================================================================================  ===============

EXPENSES:
Investment management fees                                                                      6,036,844
----------------------------------------------------------------------------------------  ---------------
Auction agent fees and commissions                                                                781,102
----------------------------------------------------------------------------------------  ---------------
Custodian and accounting agent fees                                                               188,210
----------------------------------------------------------------------------------------  ---------------
Audit and tax services                                                                             93,419
----------------------------------------------------------------------------------------  ---------------
Reports to shareholders                                                                            65,800
----------------------------------------------------------------------------------------  ---------------
Trustees' fees and expenses                                                                        56,688
----------------------------------------------------------------------------------------  ---------------
New York Stock Exchange listing fees                                                               50,173
----------------------------------------------------------------------------------------  ---------------
Investor relations                                                                                 43,926
----------------------------------------------------------------------------------------  ---------------
Transfer agent fees                                                                                36,752
----------------------------------------------------------------------------------------  ---------------
Legal fees                                                                                         19,986
----------------------------------------------------------------------------------------  ---------------
Insurance expense                                                                                  19,734
----------------------------------------------------------------------------------------  ---------------
Miscellaneous                                                                                      16,992
----------------------------------------------------------------------------------------  ---------------
  Total expenses                                                                                7,409,626
----------------------------------------------------------------------------------------  ---------------
  Less: investment management fees waived                                                      (1,609,825)
----------------------------------------------------------------------------------------  ---------------
        custody credits earned on cash balances                                                    (6,110)
----------------------------------------------------------------------------------------  ---------------
 Net expenses                                                                                   5,793,691
----------------------------------------------------------------------------------------  ---------------

NET INVESTMENT INCOME                                                                          55,477,489
========================================================================================  ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments                                                                                  17,734,968
----------------------------------------------------------------------------------------  ---------------
  Futures contracts                                                                            (2,492,495)
----------------------------------------------------------------------------------------  ---------------
  Options written                                                                                 720,786
----------------------------------------------------------------------------------------  ---------------
  Swaps                                                                                        (4,502,820)
----------------------------------------------------------------------------------------  ---------------
  Foreign currency transactions                                                                  (323,132)
----------------------------------------------------------------------------------------  ---------------
Net change in unrealized appreciation/depreciation of investments, futures contracts,
  options written, swaps and foreign currency transactions                                    100,041,581
----------------------------------------------------------------------------------------  ---------------
Net realized and unrealized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                                     111,178,888
----------------------------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                               166,656,377
========================================================================================  ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                       (3,826,864)
----------------------------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS                                                    $   162,829,513
========================================================================================  ===============

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
                        APPLICABLE TO COMMON SHAREHOLDERS

                                                                                               FOR THE PERIOD
                                                                              YEAR           DECEMBER 21, 2001*
                                                                              ENDED               THROUGH
                                                                        OCTOBER 31, 2003      OCTOBER 31, 2002
                                                                       ------------------    ------------------
INVESTMENT OPERATIONS:
Net investment income                                                  $       55,477,489    $       40,073,480
--------------------------------------------------------------------   ------------------    ------------------
Net realized gain on investments, futures contracts, options
  written, swaps and foreign currency transactions                             11,137,307             4,058,498
--------------------------------------------------------------------   ------------------    ------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                                100,041,581           (74,798,544)
--------------------------------------------------------------------   ------------------    ------------------
Net increase (decrease) in net assets resulting from investment
  operations                                                                  166,656,377           (30,666,566)
--------------------------------------------------------------------   ------------------    ------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                       (3,826,864)           (3,980,497)
--------------------------------------------------------------------   ------------------    ------------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                           162,829,513           (34,647,063)
--------------------------------------------------------------------   ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                         (48,549,901)          (33,423,356)
--------------------------------------------------------------------   ------------------    ------------------
Net realized gains                                                             (4,026,740)                   --
--------------------------------------------------------------------   ------------------    ------------------
Total dividends and distributions to common shareholders                      (52,576,641)          (33,423,356)
--------------------------------------------------------------------   ------------------    ------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                             --           498,151,875
--------------------------------------------------------------------   ------------------    ------------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                     --            (3,000,000)
--------------------------------------------------------------------   ------------------    ------------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                                     --            (1,643,719)
--------------------------------------------------------------------   ------------------    ------------------
Reinvestment of dividends and distributions                                     4,219,227             4,444,426
--------------------------------------------------------------------   ------------------    ------------------
  Net increase in capital share transactions                                    4,219,227           497,952,582
--------------------------------------------------------------------   ------------------    ------------------
Total increase in net assets                                                  114,472,099           429,882,163
====================================================================   ==================    ==================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                           429,982,166               100,003
--------------------------------------------------------------------   ------------------    ------------------
End of period (including undistributed net investment income
  of $5,752,193 and $2,787,178, respectively)                          $      544,454,265    $      429,982,166
====================================================================   ==================    ==================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                 --            34,775,000
--------------------------------------------------------------------   ------------------    ------------------
Issued in reinvestment of dividends and distributions                             301,974               324,310
--------------------------------------------------------------------   ------------------    ------------------
NET INCREASE                                                                      301,974            35,099,310
====================================================================   ==================    ==================

* Commencement of operations

                            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF CASH FLOWS

For the year ended October 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
  Purchases of long-term investments                                                      $  (483,047,645)
---------------------------------------------------------------------------------------   ---------------
  Proceeds from sales of long-term investments                                                478,414,855
---------------------------------------------------------------------------------------   ---------------
  Interest and dividend income received                                                        59,393,243
---------------------------------------------------------------------------------------   ---------------
  Decrease in prepaid expenses                                                                     13,081
---------------------------------------------------------------------------------------   ---------------
  Operating expenses paid                                                                      (5,686,979)
---------------------------------------------------------------------------------------   ---------------
  Net decrease in short-term investments                                                        3,088,894
---------------------------------------------------------------------------------------   ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                      52,175,449
=======================================================================================   ===============

CASH FLOWS FROM FINANCING ACTIVITIES
  Cash dividends and distributions paid (excluding reinvestment of $4,219,227)                (52,175,264)
=======================================================================================   ===============

NET INCREASE IN CASH                                                                                  185
---------------------------------------------------------------------------------------   ---------------
CASH AT BEGINNING OF YEAR                                                                             722
---------------------------------------------------------------------------------------   ---------------
CASH AT END OF YEAR                                                                       $           907
=======================================================================================   ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS
  TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets from investment operations                                     $   166,656,377
---------------------------------------------------------------------------------------   ---------------
Increase in receivable for investments sold                                                    (2,884,208)
---------------------------------------------------------------------------------------   ---------------
Increase in interest and net swap income receivable                                            (1,799,520)
---------------------------------------------------------------------------------------   ---------------
Increase in payable to Investment Manager                                                          55,881
---------------------------------------------------------------------------------------   ---------------
Increase in accrued expenses                                                                       50,831
---------------------------------------------------------------------------------------   ---------------
Decrease in prepaid expenses                                                                       13,081
---------------------------------------------------------------------------------------   ---------------
Increase in payable for investments purchased                                                  26,054,600
---------------------------------------------------------------------------------------   ---------------
Increase in variation margin on futures contracts                                                 (22,500)
---------------------------------------------------------------------------------------   ---------------
Decrease in unrealized depreciation on swaps                                                   (7,687,594)
---------------------------------------------------------------------------------------   ---------------
Increase in unrealized depreciation on options written                                            325,416
---------------------------------------------------------------------------------------   ---------------
Increase in unrealized depreciation on forward foreign currency contracts                          25,545
---------------------------------------------------------------------------------------   ---------------
Net increase in investments                                                                  (128,612,460)
=======================================================================================   ===============

NET CASH PROVIDED BY OPERATING ACTIVITIES                                                 $    52,175,449
=======================================================================================   ===============

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC, formerly PIMCO Funds Advisors LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.0001 par value common stock authorized.

The Fund seeks to achieve high current income with capital preservation and appreciation as secondary objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund issued 31,750,000 shares of common stock, in its initial public offering. An additional 3,025,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,043,250 (representing $0.03 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per common share. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $3,000,000 and $600,469, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS

The Fund determines its net asset value at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Debt securities are valued by an independent pricing service approved by the Board of Trustees. Certain fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Any security or financial instrument for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) INTEREST RATE/CREDIT DEFAULT SWAPS

The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as interest income.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to interest income.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap agreements are recorded daily as part of interest income.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. Payments received or made, if any, upon termination or maturity of the interest rate swaps, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(f) REPURCHASE AGREEMENTS

The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) REVERSE REPURCHASE AGREEMENTS

The Fund engages in reverse repurchase agreements in order to add leverage to the Fund's portfolio. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the return it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

(h) FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) OPTION TRANSACTIONS

The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(j) LOAN PARTICIPATIONS

When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(k) CUSTODY CREDITS ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(l) CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(m) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

2. INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse the Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser had contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $2,414,738 in connection with its sub-advisory services for the year ended October 31, 2003.

3. INVESTMENTS IN SECURITIES

For the year ended October 31, 2003, purchases and sales of investments, other than short-term securities, were $510,460,631 and $487,523,375, respectively.

(a) Futures contracts outstanding at October 31, 2003 were as follows:

                                          # OF         EXPIRATION    UNREALIZED
TYPE                                    CONTRACTS         DATE      DEPRECIATION
--------------------------------------------------------------------------------
Long: Financial Future Euro-90 day        200           12/13/04     $ 102,500
                                                                    ============

(b) Credit default swap contracts outstanding at October 31, 2003 were as follows:

                                  NOTIONAL
SWAP                               AMOUNT                          FIXED
COUNTERPARTY/                    PAYABLE ON                      PAYMENTS
REFERENCED DEBT                   DEFAULT                        RECEIVED     UNREALIZED
OBLIGATION                         (000)     TERMINATION DATE     BY FUND    APPRECIATION
-----------------------------------------------------------------------------------------
Merrill Lynch
 General Electric Capital
  Corporation, Revolving
  Credit Facility
  0.61%, 5/19/2004                $  4,000      5/19/2004           0.61%      $   9,812

Merrill Lynch
 Time Warner Inc.,
  0.00%, 12/6/2019                  10,000       1/6/2005           2.15%        228,740

Wachovia
 Sinclair Broadcast Group
  8.00%, 3/15/2012                   3,000      6/30/2004           3.00%            225

Bear Stearns
 Bombardier
  2.7%, 9/20/2004                    5,000      9/20/2004            2.7%         39,000
                                                                             ------------
                                                                               $ 277,777
                                                                             ============

(c) Interest rate swap contract outstanding at October 31, 2003 was as follows:

                                                                RATE TYPE
                       NOTIONAL                   ----------------------------------------
SWAP                    AMOUNT     TERMINATION    PAYMENTS MADE BY    PAYMENTS RECEIVED BY      UNREALIZED
COUNTERPARTY           (IN 000)        DATE           THE FUND              THE FUND           DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Lehman Brothers        $ 7,450      10/1/2006           7.43%        3 month LIBOR plus 1.15%    $ 734,920
                                                                                               ------------

(d) Forward foreign currency contracts outstanding at October 31, 2003 were:

                                              U.S.$ VALUE ON       U.S.$ VALUE      UNREALIZED
BOUGHT:                                      ORIGINATION DATE   OCTOBER 31, 2003   DEPRECIATION
-----------------------------------------------------------------------------------------------
13,000 Pound Sterling, settling 12/11/03        $    22,000        $    21,994        $       6

SOLD:
7,404,000 Euros, settling 11/5/03                 8,565,735          8,605,931           40,196
806,000 Pound Sterling, settling 12/11/03         1,359,932          1,363,598            3,666
                                                                                   ------------
                                                                                      $  43,868
                                                                                   ------------

(e) Transactions in options written for the year ended October 31, 2003 were:

                                                      CONTRACTS        PREMIUMS
-------------------------------------------------------------------------------
Options outstanding, October 31, 2002                         -               -
Options written                                           8,001     $ 1,243,316
Options expired                                             (1)        (720,786)
Options terminated in closing purchase transactions       (550)        (522,530)
                                                      ---------     -----------
Options outstanding, October 31, 2003                     7,450     $         0
                                                      ---------     -----------

(f) A reverse repurchase agreement for $4,683,000 was entered into with Credit Suisse First Boston on October 24, 2003, maturing on November 24, 2003 at a weighted average interest rate of 1.10%. The following security was segregated as collateral for the reverse repurchase agreement:

SECURITY                                                MATURITY           VALUE
--------------------------------------------------------------------------------
Small Business Administration, 6.44%                    6/1/2021     $ 4,920,180

4. INCOME TAX INFORMATION

The tax character of dividends and distributions paid for the periods were:

                                                                 DECEMBER 21, 2001
                                                            (COMMENCEMENT OF OPERATIONS)
                                       YEAR ENDED                    THROUGH
                                    OCTOBER 31, 2003             OCTOBER 31, 2002
----------------------------------------------------------------------------------------
Ordinary Income                       $ 56,403,505                  $ 37,403,853

At October 31, 2003, the Fund had tax basis distributable earnings of:

Ordinary Income                       $ 8,846,377
Long-Term Capital Gains                 7,994,664

Net investment income differs for financial statements and tax purposes primarily due to differing treatment of foreign currency transactions and pay downs.

5. AUCTION PREFERRED SHARES

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually to Preferred Stockholders.

For the year ended October 31, 2003 the annualized dividend rate ranged from:

                                          HIGH            LOW     AT OCTOBER 31, 2003
-------------------------------------------------------------------------------------
Series M                                 1.959%           1.00%          1.11%
Series T                                  1.78%           1.03%          1.11%
Series W                                 1.775%          1.049%          1.12%
Series TH                                 1.73%           1.01%          1.05%
Series F                                  1.50%           1.01%          1.12%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On November 3, 2003, a dividend of $0.10625 per share was declared to common shareholders payable December 1, 2003 to shareholders of record on November 14, 2003.

On December 1, 2003, a dividend of $0.10625 per share was declared to common shareholders payable December 31, 2003 to shareholders of record on December 12, 2003.

PIMCO CORPORATE INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                                                                 YEAR              DECEMBER 21,
                                                                                 ENDED            2001* THROUGH
                                                                           OCTOBER 31, 2003     OCTOBER 31, 2002
                                                                           ----------------     ----------------
Net asset value, beginning of period                                         $      12.25         $      14.33**
-------------------------------------------------------------------------    ------------         ------------
INVESTMENT OPERATIONS:

Net investment income                                                                1.57                 1.14+
-------------------------------------------------------------------------    ------------         ------------
Net realized and unrealized gain (loss) on investments                               3.16                (2.02)
-------------------------------------------------------------------------    ------------         ------------
Total from investment operations                                                     4.73                (0.88)
-------------------------------------------------------------------------    ------------         ------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                            (0.11)               (0.11)
-------------------------------------------------------------------------    ------------         ------------
Net increase (decrease) in net assets applicable to common
  shares resulting from investment operations                                        4.62                (0.99)
-------------------------------------------------------------------------    ------------         ------------
DIVIDENDS AND DISTRIBUTION TO COMMON SHAREHOLDERS FROM:

   Net Investment Income                                                            (1.38)               (0.96)
-------------------------------------------------------------------------    ------------         ------------
   Net realized gains                                                               (0.11)                   -
-------------------------------------------------------------------------    ------------         ------------
Total dividends and distributions to common shareholders                            (1.49)               (0.96)
-------------------------------------------------------------------------    ------------         ------------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                 -                (0.03)+
-------------------------------------------------------------------------    ------------         ------------
Preferred shares offering costs/underwriting discount charged to
   paid-in capital in excess of par                                                     -                (0.10)+
-------------------------------------------------------------------------    ------------         ------------
   Total capital share transactions                                                     -                (0.13)
-------------------------------------------------------------------------    ------------         ------------
Net asset value, end of period                                               $      15.38         $      12.25
-------------------------------------------------------------------------    ------------         ------------
Market price, end of period                                                  $      15.43         $      13.24
-------------------------------------------------------------------------    ------------         ------------
TOTAL INVESTMENT RETURN (1)                                                         29.29%               (5.30)%
-------------------------------------------------------------------------    ------------         ------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)            $    544,454         $    429,982
-------------------------------------------------------------------------    ------------         ------------
Ratio of expenses to average net assets (2)(3)(4)                                    1.15%                1.07%(5)
-------------------------------------------------------------------------    ------------         ------------
Ratio of net investment income to average net assets (2)(4)                         10.99%                9.99%(5)
-------------------------------------------------------------------------    ------------         ------------
Preferred shares asset coverage per share                                    $     70,367         $     60,826
-------------------------------------------------------------------------    ------------         ------------
Portfolio turnover                                                                     63%                  77%
-------------------------------------------------------------------------    ------------         ------------

*   Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+   Based on average daily shares outstanding.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(k) in Notes to Financial Statements).
(4) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.47% and 10.67% and 1.37% (annualized) and 9.69% (annualized) for the year ended October 31, 2003 and for the period December 21, 2001* through October 31, 2002, respectively.
(5) Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF PIMCO CORPORATE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Corporate Income Fund (the "Fund") at October 31, 2003, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 21, 2001 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 18, 2003

PIMCO CORPORATE INCOME FUND DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O.Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

                      TAX & OTHER INFORMATION (UNAUDITED)

TAX INFORMATION:

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended October 31, 2003 were as follows:

    Dividends to common shareholders from ordinary income      $  1.4895
    Dividends to preferred shareholders from ordinary income   $ 318.905

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2003. The amount that will be reported, will be the amount to use on your 2003 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2003. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Fund.


OTHER INFORMATION:

Since October 31, 2002, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

PIMCO CORPORATE INCOME FUND BOARD OF TRUSTEES

                                                             PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN TREADWAY                                             Managing Director, Allianz Dresdner Asset Management of America L.P.;
1345 Avenue of the Americas                                  Managing Director and Chief Executive Officer, PIMCO Advisors Fund
New York, NY 10105                                           Management LLC; Managing Director and Chief Executive Officer, PIMCO
Age: 56                                                      Advisors Distributors LLC; Member of the Board of Management of
TRUSTEE SINCE: 2001                                          Allianz Dresdner Asset Management GmbH. Mr. Treadway serves as a
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT         director/trustee and holds various executive officer positions in
  2005 ANNUAL MEETING OF SHAREHOLDERS                        connection with Allianz Dresdner Asset Management of America L.P.'s
TRUSTEE/DIRECTOR OF 62 FUNDS IN FUND COMPLEX                 affiliated open and closed-end mutual funds.
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

PAUL BELICA                                                  Director/Trustee of seventeen open and closed-end management
1345 Avenue of the Americas                                  investment companies affiliated with Allianz Dresdner Asset Management
New York, NY 10105                                           of America L.P.; Manager, Stratigos Fund, L.L.C., Whistler Fund,
Age: 82                                                      L.L.C., Xanthos Fund, L.L.C., and Wynstone Fund, L.L.C.; Director,
TRUSTEE SINCE: 2001                                          Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc.
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT         Surety Loan Funding, Inc.; Formerly Advisor Salomon Smith Barney,
  2004 ANNUAL MEETING OF SHAREHOLDERS.                       Inc.; Director, The Central European Value Fund, Inc.; Deck House Inc.
TRUSTEE OF 18 FUNDS IN FUND COMPLEX
TRUSTEE OF 7 FUNDS OUTSIDE OF FUND COMPLEX

ROBERT E. CONNOR                                             Director/Trustee of seventeen open and closed-end management
1345 Avenue of the Americas                                  investment companies affiliated with Allianz Dresdner Asset Management
New York, NY 10105                                           of America L.P.; Corporate Affairs Consultant; Formerly, Senior Vice
Age: 69                                                      President, Corporate Office, Smith Barney Inc.
TRUSTEE SINCE: 2001
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT
  2006 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 18 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II
1345 Avenue of the Americas                                  President and Director, J.J. Dalessandro II
New York, NY 10105                                           Ltd, registered broker-dealer and member of the New York Stock
Age: 66                                                      Exchange; Trustee of fifteen closed-end management investment
TRUSTEE SINCE: 2001                                          companies affiliated with Allianz Dresdner Asset Management of America
TRUSTEE OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT      L.P.
  2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                              President, H Kertess & Co.; Trustee of fourteen closed-end management
1345 Avenue of the Americas                                  investment companies affiliated with Allianz Dresdner Asset Management
New York, NY 10105                                           of America L.P. Formerly, Managing Director, Royal Bank of Canada
Age: 64                                                      Capital Markets.
TRUSTEE SINCE: 2001
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT
  2006 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 14 FUNDS IN FUND COMPLEX;
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

R.PETER SULLIVAN III                                         Trustee of seven closed-end management investment companies affiliated
1345 Avenue of the Americas                                  with Allianz Dresdner Asset Management of America L.P.; Formerly,
New York, NY 10105                                           Managing Partner, Bear Wagner Specialists LLC (formerly, Wagner Stott
Age: 62                                                      Mercator LLC),specialist firm on the New York Stock Exchange.
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION AT
  2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 7 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

PIMCO CORPORATE INCOME FUND PRIVACY POLICY

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Executive Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS   As of the end of the period covered by this report, the
registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT   The registrant's Board has determined
that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES   Disclosure requirement not
currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Exhibit 99.a - Code of Ethics

(b) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CORPORATE INCOME FUND

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 9, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 9, 2004
--------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 9, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 9, 2004
--------------------